Loans (Tables)	12 Months Ended
Mar. 31, 2025
Credit Quality Information of Loans Based on MHFG Group's Internal Rating System
The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2024 and 2025:

	Term loans by origination year
	2023	2022	2021	2020	2019	Prior to 2019	Revolving Loans (2)	Total

	(in billions of yen)
2024

Domestic:
Corporate:
Large companies:
Normal obligors	13,870	5,879	4,505	4,328	2,832	4,979	7,847	44,241
Watch obligors excluding special attention obligors	186	42	37	43	184	49	172	713
Nonaccrual loans	157	65	26	61	134	167	356	967
Small and medium-sized companies:
Normal obligors	430	251	195	150	151	533	494	2,204
Watch obligors excluding special attention obligors	35	15	10	12	15	30	19	135
Nonaccrual loans	8	7	7	8	8	33	26	97
Retail (1) :
Housing Loan:
Normal obligors	350	391	431	342	360	5,224	—	7,098
Watch obligors excluding special attention obligors	—	—	—	—	—	36	—	37
Nonaccrual loans	—	—	—	—	1	33	—	35
Others:
Normal obligors	211	71	54	100	48	337	470	1,291
Watch obligors excluding special attention obligors	23	6	5	10	3	7	8	62
Nonaccrual loans	5	2	3	6	2	22	9	49
Sovereign:
Normal obligors	1,858	47	48	92	66	321	3	2,436
Watch obligors excluding special attention obligors	8	2	1	—	—	—	—	12
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	120	103	262	2	107	110	527	1,231
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	17,261	6,882	5,585	5,155	3,911	11,883	9,932	60,608

Foreign:
Corporate (3) :
Normal obligors	14,106	5,488	2,589	1,028	1,128	1,028	7,706	33,073
Watch obligors excluding special attention obligors	243	83	35	161	22	57	105	705
Nonaccrual loans	60	27	2	5	2	19	13	127
Retail:
Normal obligors	2	1	1	1	1	3	—	10
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	319	215	117	2	4	—	29	686
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	1,674	874	193	21	2	7	448	3,219
Watch obligors excluding special attention obligors	—	6	4	—	6	—	—	16
Nonaccrual loans	—	—	—	—	—	—	—	—

Total foreign	16,403	6,694	2,941	1,219	1,164	1,114	8,302	37,837

Total	33,665	13,575	8,525	6,374	5,075	12,997	18,233	98,445

	Term loans by origination year
	2024	2023	2022	2021	2020	Prior to 2020	Revolving Loans (2)	Total

	(in billions of yen)
2025

Domestic:
Corporate:
Large companies:
Normal obligors	14,418	5,880	4,464	3,358	3,391	5,256	7,775	44,542
Watch obligors excluding special attention obligors	153	47	29	76	21	49	162	537
Nonaccrual loans	97	49	27	31	46	239	309	800
Small and medium-sized companies:
Normal obligors	489	313	236	164	146	621	536	2,506
Watch obligors excluding special attention obligors	41	18	12	9	7	37	24	148
Nonaccrual loans	8	5	6	5	10	34	24	92
Retail (1) :
Housing Loan:
Normal obligors	342	289	370	405	320	5,026	—	6,753
Watch obligors excluding special attention obligors	—	—	—	—	1	37	—	39
Nonaccrual loans	—	—	—	—	1	29	—	30
Others:
Normal obligors	149	105	54	38	77	306	449	1,179
Watch obligors excluding special attention obligors	15	10	5	3	8	6	7	53
Nonaccrual loans	4	3	1	2	5	19	8	43
Sovereign:
Normal obligors	3,212	55	47	44	86	239	4	3,687
Watch obligors excluding special attention obligors	2	2	1	—	—	—	—	5
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	160	81	71	252	1	80	221	867
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	19,091	6,857	5,322	4,390	4,122	11,979	9,521	61,282

Foreign:
Corporate (3) :
Normal obligors	13,891	4,670	3,086	1,254	580	1,268	8,360	33,108
Watch obligors excluding special attention obligors	220	96	95	36	113	76	95	730
Nonaccrual loans	17	25	19	1	4	19	10	96
Retail:
Normal obligors	2	1	1	1	1	4	—	10
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	318	220	194	7	2	3	35	778
Watch obligors excluding special attention obligors	—	3	—	—	—	—	—	3
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	1,333	631	485	112	27	193	454	3,235
Watch obligors excluding special attention obligors	—	—	4	—	—	11	—	16
Nonaccrual loans	—	—	—	—	—	—	—	—

Total foreign	15,781	5,645	3,883	1,411	728	1,574	8,954	37,975

Total	34,872	12,502	9,205	5,801	4,850	13,553	18,475	99,257

Notes:
(1)
The primary component of the retail portfolio segment is housing loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.

(2)	There were no significant revolving line of credit arrangements that converted to term loans during the fiscal year ended March 31, 2024 and 2025.
(3)	Corporate of foreign included ¥176 billion and ¥166 billion of lease receivables that were receivables arising from direct financing leasing at March 31, 2024 and 2025, respectively.

Allowance For Credit Losses Write off On Financing Receivables
The table below presents gross charge-offs recognized for the fiscal year ended March 31, 2024 and 2025:

	March 31, 2024
	2023	2022	2021	2020	2019	Prior to 2019	Revolving Loans	Total

	(in billions of yen)
Domestic:
Corporate:
Large companies	5	13	3	—	2	1	2	27
Small and medium-sized companies	1	2	—	—	—	—	2	5
Retail:
Housing Loan	—	—	—	—	—	2	—	2
Others	1	1	—	—	—	1	—	3

Total domestic	6	16	3	—	2	4	4	37

Foreign:
Total foreign (Note)	—	1	1	2	—	6	—	10

Total	7	18	3	2	2	10	4	46

	March 31, 2025
	2024	2023	2022	2021	2020	Prior to 2020	Revolving Loans	Total

	(in billions of yen)
Domestic:
Corporate:
Large companies	7	3	—	—	—	—	2	13
Small and medium-sized companies	2	2	—	—	—	—	1	6
Retail:
Housing Loan	—	—	—	—	—	1	—	1
Others	—	2	—	—	—	2	—	4

Total domestic	10	7	—	—	—	4	4	24

Foreign:
Total foreign (Note)	—	11	6	—	4	2	—	24

Total	10	18	6	—	4	5	4	48

Note: The majority of total foreign consist of corporate.

Impaired Nonaccrual Loans Information And Interest Income Recognized On Nonaccrual Loans	The table below presents nonaccrual loans information at March 31, 2024 and 2025, and interest income recognized on nonaccrual loans for the fiscal years ended March 31, 2024 and 2025:

	Amortized cost (1)			Interest income recognized (2)
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans

	(in billions of yen)
2024

Domestic:
Corporate:
Large companies	950	17	967	13
Small and medium-sized companies	86	12	97	1
Retail:
Housing Loan	20	15	35	1
Others	31	18	49	1

Total domestic	1,088	61	1,149	16

Foreign:
Total foreign (3)	124	3	127	4

Total	1,212	64	1,276	20

2025

Domestic:
Corporate:
Large companies	788	12	800	12
Small and medium-sized companies	79	13	92	1
Retail:
Housing Loan	18	12	30	1
Others	26	17	43	1

Total domestic	911	54	965	15

Foreign:
Total foreign (3)	92	4	96	5

Total	1,003	58	1,062	20

Notes:
(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status is consistent with the Group’s definition of nonaccrual loans.

(2)	Amounts represent the amount of interest income on nonaccrual loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
(3)	The majority of total foreign consist of corporate.

Troubled Debt Restructurings On Financing Receivables
The MHFG Group grants certain modifications of loans to borrowers experiencing financial difficulty. The following table presents loan modifications to borrowers experiencing financial difficulty by type of modification during the fiscal years ended March 31, 2024 and 2025:

	Term extension (2)	Interest rate reduction (2)	Term extension and interest rate reduction (2)	Principal forgiveness	Other	Total (3)(4)

	(in billions of yen)
2024
Domestic:
Corporate:
Large companies	227	—	4	—	6	237
Small and medium-sized companies	34	—	2	—	—	35
Retail:
Housing Loan	—	—	—	—	—	—
Others	4	—	—	—	—	5

Total domestic	265	—	6	—	6	278

Foreign:
Total foreign (1)	15	5	1	—	—	20

Total	280	5	6	—	6	298

	Term extension (2)	Interest rate reduction (2)	Term extension and interest rate reduction (2)	Principal forgiveness	Other	Total (3)(4)

	(in billions of yen)
2025
Domestic:
Corporate:
Large companies	408	—	—	—	3	412
Small and medium-sized companies	28	—	—	—	—	28
Retail:
Housing Loan	—	—	—	—	—	—
Others	5	—	—	—	—	5

Total domestic	441	—	—	—	3	445

Foreign:
Total foreign (1)	2	—	—	—	7	9

Total	443	—	—	—	10	454

Notes:
(1)	The majority of total foreign consist of corporate.

(2)
The financial effects of loan modifications, which were largely in the form of term extensions and interest rate reductions, included extending the weighted-average life of the loans by 12.1 months and 11.0 months, and reducing the weighted-average contractual interest rate by 0.6% and 0.5% for the fiscal years ended March 31, 2024 and 2025, respectively.

(3)	Commitments to lend to borrowers experiencing financial difficulty that were granted modifications were immaterial at March 31, 2024 and 2025.
(4)
The allowance for credit losses on loans is based on macroeconomic-sensitive models that rely on historical performance and macroeconomic scenarios to forecast expected credit losses. Modifications of loans impact expected credit losses by affecting the likelihood of default.

Delinquent Status of Modified Loans to Borrowers Experiencing Financial Difficulty
The following table presents the delinquent status of modified loans to borrowers experiencing financial difficulty, including loans that were modified during the fiscal years ended March 31, 2024 and 2025:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total

	(in billions of yen)
2024
Domestic:
Corporate:
Large companies	—	—	4	4	234	237
Small and medium-sized companies	—	—	—	—	35	35
Retail:
Housing Loan	—	—	—	—	—	—
Others	—	—	—	—	5	5

Total domestic	—	—	4	5	273	278

Foreign:
Total foreign (Note)	—	—	—	—	20	20

Total	—	—	4	5	293	298

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total

	(in billions of yen)
2025
Domestic:
Corporate:
Large companies	—	—	3	4	408	412
Small and medium-sized companies	—	—	—	—	28	28
Retail:
Housing Loan	—	—	—	—	—	—
Others	—	—	—	—	5	5

Total domestic	—	—	3	4	441	445

Foreign:
Total foreign (Note)	—	—	7	7	2	9

Total	—	—	10	11	443	454

Note: The majority of total foreign consist of corporate.

Age Analysis of Past Due Loans
The table below presents an analysis of the age of the amortized cost basis in loans that are past due at March 31, 2024 and 2025:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total

	(in billions of yen)
2024
Domestic:
Corporate:
Large companies	1	—	35	37	45,884	45,921
Small and medium-sized companies	—	1	5	6	2,431	2,436
Retail:
Housing Loan	12	7	12	31	7,139	7,170
Others	5	1	10	16	1,387	1,403
Sovereign	—	—	—	—	2,447	2,447
Banks and other financial institutions	—	—	—	—	1,231	1,231

Total domestic	18	9	62	89	60,519	60,608

Foreign:
Total foreign (Note)	—	—	20	20	37,817	37,837

Total	18	9	82	109	98,335	98,445

2025
Domestic:
Corporate:
Large companies	1	—	38	39	45,840	45,879
Small and medium-sized companies	—	1	5	6	2,741	2,746
Retail:
Housing Loan	15	5	11	31	6,791	6,822
Others	4	1	9	15	1,260	1,275
Sovereign	—	—	—	—	3,693	3,693
Banks and other financial institutions	—	—	—	—	867	867

Total domestic	21	6	63	90	61,192	61,282

Foreign:
Total foreign (Note)	—	—	17	17	37,958	37,975

Total	21	6	80	108	99,150	99,257

Note: The majority of total foreign consist of corporate.